Significant accounting policies - Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2014
Other equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Other equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Licensed motor vehicles | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Licensed motor vehicles | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Office and computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	4 years
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years